Revenue Recognition (Details) - Schedule of revenues under each performance - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenues Under Each Performance Abstract
Hosted services	$ 4,450	$ 3,122	$ 7,794	$ 6,510	$ 12,764	$ 8,563
Professional services	1,382	4,739	1,949	4,739	7,142	3,080
Monetization	219	418	427	769	1,291	1,374
Total	$ 6,152	$ 8,279	$ 10,442	$ 12,018	$ 21,197	$ 13,017